UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

            Report for the Calendar Year or Quarter Ended December 31, 2001

If amended report check here:      |__|                   Amendment Number: ___

This Amendment (Check only one):   |__| is a restatement
                                   |__| adds new holding entries.

Gagnon Securities LLC
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Name of Institutional Investment Manager

1370 Ave. of the Americas, Suite 2002   New York             NY           10019
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)

13F File Number: 28-06377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Sue Ann Murray                  Authorized Person                (212) 554-5000
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                                   /S/ Sue Ann Murray
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                                 New York, NY  02/14/02
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             -0-
                                          ------------

Form 13F Information Table Entry Total:             55
                                          ------------

Form 13F Information Table Value Total:   $    186,569
                                          ------------
                                           (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-                                  6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                    FORM 13F

                                INFORMATION TABLE

-----------------------------------------------------------------------------------------------------------------------
                         TITLE OF           VALUE    SHARES/   SH    PUT/  INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER            CLASS    CUSUP   (x$1000)  PRN AMT   PRN   CALL  DSCRETN  MANAGERS  SOLE  SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------
TRENWICK GROUP LTD          COM   G9032C 10 9   6,210  610,589  SH         SOLE       N/A                     NONE
AT&T CORP                   COM   001957 10 9     258   14,228  SH         SOLE       N/A                     NONE
AMERICAN HOME PRODUCTS      COM   026609 10 7     245    4,000  SH         SOLE       N/A                     NONE
CORP
ARROW INTL INC              COM   042764 10 0   8,966  224,495  SH         SOLE       N/A                     NONE
AVID TECHNOLOGY INC         COM   05367P 10 0   4,130  339,920  SH         SOLE       N/A                     NONE
BANK OF AMERICA             COM   060505 10 4   1,056   16,769  SH         SOLE       N/A                     NONE
CORPORATION
BANK OF NEW YORK INC        COM   064057 10 2   1,240   30,400  SH         SOLE       N/A                     NONE
BELLSOUTH CORP              COM   079860 10 2     166    4,356  SH         SOLE       N/A                     NONE
BERKLEY W R CORP            COM   084423 10 0  10,131  188,654  SH         SOLE       N/A                     NONE
BRISTOL MYERS SQUIBB CO     COM   110122 10 8   2,573   50,452  SH         SOLE       N/A                     NONE
CARDIODYNAMICS INTL CORP    COM   141597 10 4   2,516  380,570  SH         SOLE       N/A                     NONE
CHUBB CORP                  COM   171232 10 1   1,573   22,800  SH         SOLE       N/A                     NONE
CITIGROUP INC               COM   172967 10 1   1,388   27,500  SH         SOLE       N/A                     NONE
COCA COLA CO                COM   191216 10 0     226    4,800  SH         SOLE       N/A                     NONE
CORRECTIONAL SVCS CORP      COM   219921 10 3     593  297,800  SH         SOLE       N/A                     NONE
DU PONT E I DE NEMOURS &    COM   263534 10 9     177    4,160  SH         SOLE       N/A                     NONE
CO
ELECSYS CORP                COM   28473M 10 0     309  417,400  SH         SOLE       N/A                     NONE
EMISPHERE TECHNOLOGIES      COM   291345 10 6  10,575  331,400  SH         SOLE       N/A                     NONE
INC
ESENJAY EXPL INC            COM   296429 10 9     580  195,825  SH         SOLE       N/A                     NONE
ESPEED INC                 CL A   296643 10 9   1,396  168,580  SH         SOLE       N/A                     NONE
EXULT INC DEL               COM   302284 10 4  12,244  762,857  SH         SOLE       N/A                     NONE
FEDERAL NATL MTG ASSN       COM   313586 10 9   7,115   89,500  SH         SOLE       N/A                     NONE
GENERAL ELEC CO             COM   369604 10 3     625   15,600  SH         SOLE       N/A                     NONE
HOME DEPOT INC              COM   437076 10 2  12,544  245,899  SH         SOLE       N/A                     NONE
IMPATH INC                  COM   45255G 10 1  14,824  333,046  SH         SOLE       N/A                     NONE
INTUITIVE SURGICAL INC      COM   46120E 10 7   2,619  261,125  SH         SOLE       N/A                     NONE
J P MORGAN CHASE & CO       COM   46625H 10 0     118    3,248  SH         SOLE       N/A                     NONE
JOHNSON & JOHNSON           COM   478160 10 4     473    8,000  SH         SOLE       N/A                     NONE
LOCKHEED MARTIN CORP        COM   539830 10 9     336    7,200  SH         SOLE       N/A                     NONE
MOLEX INC                   COM   608554 10 1     282    9,096  SH         SOLE       N/A                     NONE
MOLEX INC CL A              COM   608554 20 0     227    8,384  SH         SOLE       N/A                     NONE
NASSDA CORP                 COM   63172M 10 1   1,802   80,140  SH         SOLE       N/A                     NONE
NOVADIGM INC                COM   669937 10 4   3,305  348,235  SH         SOLE       N/A                     NONE
PLX TECHNOLOGY INC          COM   693417 10 7   9,273  735,334  SH         SOLE       N/A                     NONE
PALL CORP                   COM   696429 30 7     808   33,600  SH         SOLE       N/A                     NONE
PEPSICO INC                 COM   713448 10 8     438    9,000  SH         SOLE       N/A                     NONE
PER SE TECHNOLOGIES INC     COM   713569 30 9     968   90,059  SH         SOLE       N/A                     NONE
PETROQUEST ENERGY INC       COM   716748 10 8   3,143  590,826  SH         SOLE       N/A                     NONE
PROCTOR & GAMBLE CO         COM   742718 10 9   3,173   40,100  SH         SOLE       N/A                     NONE
REGENERATION TECH INC DEL   COM   75886N 10 0   2,644  259,440  SH         SOLE       N/A                     NONE
RENTRAK CORP                COM   760174 10 2   4,466  757,023  SH         SOLE       N/A                     NONE
ROCHESTER MED CORP          COM   771497 10 4     942  171,035  SH         SOLE       N/A                     NONE
SBC COMMUNICATIONS INC      COM   78387G 10 3     241    6,163  SH         SOLE       N/A                     NONE
SERENA SOFTWARE INC         COM   817492 10 1   7,256  333,768  SH         SOLE       N/A                     NONE
STERICYCLE INC              COM   858912 10 8   5,519   90,656  SH         SOLE       N/A                     NONE
SYMYX TECHNOLOGIES          COM   87155S 10 8   7,273  342,440  SH         SOLE       N/A                     NONE
TRC COS INC                 COM   872625 10 8   4,318   86,365  SH         SOLE       N/A                     NONE
USX MARATHON GROUP          COM   902905 82 7     150    5,000  SH         SOLE       N/A                     NONE
                            NEW
UROLOGIX INC                COM   917273 10 4   8,532  425,543  SH         SOLE       N/A                     NONE
VERIZON COMMUNICATIONS      COM   92343V 10 4     277    5,834  SH         SOLE       N/A                     NONE
VERMONT TEDDY BEAR INC      COM   92427X 10 9     950  292,252  SH         SOLE       N/A                     NONE
VIACOM INC                 CL B   925524 30 8     362     8204  SH         SOLE       N/A                     NONE
WEBSENSE INC                COM   947684 10 6  10,614  330,968  SH         SOLE       N/A                     NONE
WELLS FARGO & CO NEW        COM   949746 10 1   4,234   97,450  SH         SOLE       N/A                     NONE
ZIMMER HLDGS INC            COM   98956P 10 2     166    5,445  SH         SOLE       N/A                     NONE